REGULATORY FRAMEWORK (Tables)	12 Months Ended
Dec. 31, 2022
Regulatory Framework
Schedule of generating units in operation

In operation as of 12.31.2022:

Generator	Generating unit	Tecnology	Power	Applicable regime (1)
CTG	GUEMTG01	TG	100 MW	Energy Plus Res. No. 1,281/06
CTG	GUEMTV11	TV	≤100 MW	Resolution No. 826/22
CTG	GUEMTV12	TV	≤100 MW	Resolution No. 826/22
CTG	GUEMTV13	TV	>100 MW	Resolution No. 826/22
Piquirenda	PIQIDI 01-10	MCI	30 MW	Resolution No. 826/22
CPB	BBLATV29	TV	>100 MW	Resolution No. 826/22
CPB	BBLATV30	TV	>100 MW	Resolution No. 826/22
CT Ing. White	BBLMD01-06	MCI	100 MW	Resolution No. 21/16
CTLL	LDLATG01/TG02/TG03/TV01	CC	>150 MW	Resolution No. 826/22
CTLL	LDLATG04	TG	105 MW	Res. No 220/07 (75%)
CTLL	LDLATG05	TG	105 MW	Resolution No. 21/16
CTLL	LDLMDI01	MCI	15 MW	Resolution No. 826/22
CTGEBA	GEBATG01/TG02/TV01	CC	>150 MW	Resolution No. 826/22
CTGEBA	GEBATG03	TG	169 MW	Energy Plus Res. No. 1,281/06
CTGEBA	GEBATG03/TG04/TV02	CC	400 MW	Resolution No. 287/17
Ecoenergía	CERITV01	TV	14 MW	Energy Plus Res. N° 1,281/06
CT Parque Pilar	PILBD01-06	MCI	100 MW	Resolution No. 21/16
CTB	EBARTG01 - TG02	TG	>50 MW	Resolution No. 826/22 (2)
HIDISA	AGUA DEL TORO	HI	HI – Media 120<P≤300	Resolution No. 826/22
HIDISA	EL TIGRE	HR	Renewable ≤ 50	Resolution No. 826/22
HIDISA	LOS REYUNOS	HB	HB – Media 120<P≤300	Resolution No. 826/22
HINISA	NIHUIL I - II - III	HI	HI – Small 50<P≤120	Resolution No. 826/22
HPPL	PPLEHI	HI	HI – Media 120<P≤300	Resolution No. 826/22
P.E. M. Cebreiro	CORTEO	Wind	100 MW	Renovar
PEPE II	PAMEEO	Wind	53 MW	MATER Res. No. 281/17
PEPE III	BAHIEO	Wind	53 MW	MATER Res. No. 281/17
PEPE IV	BAHIEO	Wind	18 MW	MATER Res. No. 281/17
PE Arauco	AR21EO	Wind	99.75 MW	Renovar

(1) Surplus power capacity and energy are remunerated in the spot market.
(2) During the month of April 2022 the contract under Resolution No. 220/07 of CTB have ended, since then, power and energy have been remunerated in the spot market.

Schedule of generating units in construction

In construction:

Generator	Tecnology	Capacity	Applicable regime
CTB	CC	280 MW	Resolution No. 220/07
PEPE IV	Wind	63 MW	MATER Res. No. 281/17
PEPE VI	Wind	94.5 MW	MATER Res. No. 281/17

Schedule of minimum remuneration to thermal generators

Technology / Scale	SE No. 31/20 ($ / MW-month)	SE No. 440/21 ($ / MW-month)	SE No. 238/22 ($ / MW-month)	SE No. 826/22 ($ / MW-month)
Large CC Capacity > 150 MW	100,650	129,839	185,670	245,084
Large TV Capacity > 100 MW	143,550	185,180	264,807	349,546
Small TV Capacity ≤ 100 MW	171,600	221,364	316,551	417,847
Large GT Capacity > 50 MW	117,150	151,124	216,107	285,262

Schedule of remuneration for thermal generators with guaranteed power capacity

Period	SE No. 31/20 ($ / MW-month)	SE No. 440/21 ($ / MW-month)	SE No 238/22 ($ / MW-month)	SE No 826/22 ($ / MW-month)
Summer – Winter	360,000	464,400	664,092	876,601
Fall - Spring	270,000	348,300	498,069	657,451

Schedule of additional remuneration to thermal generators

Period	SE No. 31/20		SE No. 440/21		SE No. 238/22
	First 25 hours ($ / MW-hmrt)	Second 25 hours ($ / MW-hmrt)	First 25 hours ($ / MW-hmrt)	Second 25 hours ($ / MW-hmrt)	First 25 hours ($ / MW-hmrt)	Second 25 hours ($ / MW-hmrt)
Summer – Winter	45,000	22,500	58,050	29,025	83,012	41,506
Fall - Spring	7,500	-	9,675	-	13,835	-

Schedule of hydroelectric generators by technology and scales values

Technology / Scale	SE No. 31/20 ($ / MW-month)	SE No. 440/21 ($ / MW-month)	SE No. 238/22 ($ / MW-mes)	SE No. 826/22 ($ / MW-mes)
Medium HI Capacity > 120 ≤ 300 MW	132,000	170,280	243,500	321,421
Small HI Capacity > 50 ≤ 120 MW	181,500	234,135	334,813	441,953
Medium Pumped HI Capacity > 120 ≤ 300 MW	132,000	170,280	243,500	321,421
Renewable HI Capacity ≤ 50 MW	297,000	383,130	547,876	723,196

Schedule of hydroelectric generators by technology and scales values

Period	SE No. 31/20		SE No. 440/21		SE No. 238/22
	First 25 hours ($ / MW-hmrt)	Second 25 hours ($ / MW-hmrt)	First 25 hours ($ / MW-hmrt)	Second 25 hours ($ / MW-hmrt)	First 25 hours ($ / MW-hmrt)	Second 25 hours ($ / MW-hmrt)
Summer – Winter	39,000	19,500	50,310	25,155	71,943	35,972
Fall - Spring	6,500	-	8,385	-	11,991	-

Generation units ≤ 50 MW

Period	SE No. 31/20		SE No. 440/21		SE No. 238/22
	First 25 hours ($ / MW-hmrt)	Second 25 hours ($ / MW-hmrt)	First 25 hours ($ / MW-hmrt)	Second 25 hours ($ / MW-hmrt)	First 25 hours ($ / MW-hmrt)	Second 25 hours ($ / MW-hmrt)
Summer – Winter	42,000	21,000	54,180	27,090	77,478	38,739
Fall – Spring	7,000	-	9,030	-	12,913	-

Generated and operated energy hydroelectic units remuneration

Remuneration	SE No. 31/20 ($ / MWh)	SE No. 440/21 ($ / MWh)	SE No. 238/22 ($ / MWh)	SE No. 826/22 ($ / MWh)
Generated energy	Between 240 and 420	Between 310 and 542	Between 403 and 705	Between 585 and 1,023
Operated energy	84	108	154	204

It is worth highlighting that if the thermal generation unit operates outside its optimal dispatch, the remuneration for generated energy will be recognised at 60% of the installed net capacity, irrespective of the energy delivered by the unit.

In the case of hydroelectric plants, the following prices were established for generated and operated energy, irrespective of scale:

Remuneration	SE No. 31/20 ($ / MWh)	SE No. 440/21 ($ / MWh)	SE No. 238/22 ($ / MWh)	SE No. 826/22 ($ / MWh)
Generated energy	210	271	388	512
Operated energy	84	108	154	204

Generated and operated energy hydroelectic units remuneration

Remuneration	SE No. 31/20 ($ / MWh)	SE No. 440/21 ($ / MWh)	SE No. 238/22 ($ / MWh)	SE No. 826/22 ($ / MWh)
Generated energy	210	271	388	512
Operated energy	84	108	154	204

Unconventional sources remuneration

Remuneration	SE No. 31/20 ($ / MWh)	SE No. 440/21 ($ / MWh)	SE No. 238/22 ($ / MWh)	SE No. 826/22 ($ / MWh)
Generated energy	1,680	2,167	3,099	3,719